Capital Stock (Details Narrative) (USD $)	6 Months Ended
Jun. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Common Shares Issued, shares	1,200,000
Common Shares Issued, value	$ 50,000